Net Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Net Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net earnings per share

	Year ended December 31,
	2015	2016	2017

Numerator for basic and diluted earnings per share - net income available to Magic shareholders	$16,198	$11,907	$15,442

Weighted average Ordinary shares outstanding:

Denominator for basic net earnings per share	44,247,556	44,347,083	44,435,671
Effect of dilutive securities	204,510	168,953	161,548

Denominator for diluted net earnings per share	44,452,066	44,516,036	44,597,219

Basic earnings per share	$0.37	$0.27	$0.35

Diluted earnings per share	$0.36	$0.27	$0.35